LEASES AND SIMILAR ARRANGEMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of recognised finance lease as assets by lessee [abstract]
Disclosure of leases [text block]

10) LEASES

The Atento Group holds the following right-of-use assets

	Thousands of U.S. dollars
	Net carrying amount of asset
	2018 (*)	2019

Furniture, tools and other tangible assets	4,815	6,512
Plant and machinery	983	495
Buildings	-	174,557
Total	5,798	181,564

(*) Recorded in property, plant and equipment as of December 31, 2018 (see Note 9).

On April 25, 2017, Atento Brasil S.A. entered in a sale leaseback agreement with HP Financial Services Arrendamento Mercantil S.A. in an amount of 23,615 thousand Brazilian Reais, equivalent to 6,094 thousand U.S. dollars as of December 31, 2018, which will be repaid in 36 monthly installments.

On July 24, 2017, Atento Brasil S.A. entered in a new sale leaseback agreement with HP Financial Services Arrendamento Mercantil S.A. in an amount of 4,220 thousand Brazilian Reais, equivalent to 1,089 thousand U.S. dollars as of December 31, 2018, which will be repaid in 60 monthly installments.

On August 24, 2017, Atento Brasil S.A. entered in a new sale leaseback agreement with HP Financial Services Arrendamento Mercantil S.A. in an amount of 4,570 thousand Brazilian Reais, equivalent to 1,179 thousand U.S. dollars as of December 31, 2018, which will be repaid in 60 monthly installments.

The assets acquired under finance leases are located in Brazil, Colombia and Peru. The present value of future finance lease payments is as follow:

	Thousands of U.S. dollars
	2018	2019
Up to 1 year (Note 17)	3,158	3105
Between 1 and 5 years (Note 17)	2,369	3896
Total	5,527	7,001